Warrants (Details) - $ / shares		6 Months Ended	7 Months Ended	9 Months Ended
	Jun. 25, 2024	Jun. 30, 2024	Jul. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Feb. 03, 2023
Warrants
Exchange preferred stock for pre-funded warrants (shares)			(207,902)
Adagio Medical Inc
Warrants
Exchange preferred stock for pre-funded warrants (shares)		(207,902)
Exercise price					$ 7.97
SVB Warrants
Warrants
Exercise price				$ 7.97
SVB Warrants | Adagio Medical Inc
Warrants
Exercise price		$ 7.97
Initial warrants
Warrants
Shares issued						32,720
Initial warrants | Adagio Medical Inc
Warrants
Shares issued						32,720
Additional warrants
Warrants
Shares issued						16,360
Additional warrants | Adagio Medical Inc
Warrants
Shares issued						16,360
Pre-funded Warrants
Warrants
Number of pre-funded warrants issued	207,902			670,000
Exercise price	$ 0.001			$ 0.01
Pre-funded Warrants | Adagio Medical Inc
Warrants
Number of pre-funded warrants issued	207,902
Exercise price	$ 0.001
Pre-funded Warrants | Series E Preferred Stock
Warrants
Shares issued	207,902
Exchange preferred stock for pre-funded warrants (shares)	207,902
Exercise price	$ 0.001
Pre-funded Warrants | Series E Preferred Stock | Adagio Medical Inc
Warrants
Shares issued	207,902
Exchange preferred stock for pre-funded warrants (shares)	207,902
Exercise price	$ 0.001